STOCK OPTION PLANS AND WARRANTS (Tables)	3 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of assumptions used

	Quarter Ended March 31
	2023	2022
Expected volatility	165.43%	79.95%
Expected dividend yield	–	–
Risk-free interest rate	3.73%	2.14%
Expected term (in years)	5	10

Schedule of options outstanding

	Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2023	1,162,722	$16.22	7.44	$–
Granted	25,000	$0.22	4.98	–
Exercised	–	–	–	–
Cancelled & expired	(48,375)	–	–	–
Outstanding, March 31, 2023	1,139,347	$15.69	7.46	$–
Options exercisable, March 31, 2023	1,131,124	$15.63	7.45	$–

Schedule of warrant assumptions

	Quarters Ended March 31,
	2023	2022
Expected volatility	172.63%	75.87%
Expected dividend yield	–	–
Risk-free interest rate	3.85%	2.03%
Expected term (in years)	5.00	6.25

Schedule of warrants outstanding

	Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2023	4,683,800	$13.01	4.73	$–
Granted	19,400,521	$0.24	2.83	$212,537
Exercised*	(3,843,118)	$0.47	–	$–
Outstanding, March 31, 2023	20,241,203	$3.34	4.74	$212,537
Warrants exercisable, March 31, 2023	17,627,567	$4.09	4.77	$212,537

*	Includes 3,036,667 of pre-funded warrants with a purchase price of $0.47, paid upon grant of warrants issued in the February 2023 Offering.